Intangible assets	12 Months Ended
Mar. 31, 2018
Intangible assets
Intangible assets

3.           Intangible assets

	At March 31,
	2018	2017	2016
	€M	€M	€M
Landing rights	46.8	46.8	46.8

Landing slots were acquired with the acquisition of Buzz Stansted Limited in April 2003. As these landing slots have no expiry date and are expected to be used in perpetuity, they are considered to be of indefinite life and accordingly are not amortised. The Company also considers that there has been no impairment of the value of these rights to date. The recoverable amount of these rights has been determined on a value-in-use basis, using discounted cash-flow projections for a twenty-year period for each route that has an individual landing right. The calculation of value-in-use is most sensitive to the operating margin and discount rate assumptions. Operating margins are based on the existing margins generated from these routes and adjusted for any known trading conditions. The trading environment is subject to both regulatory and competitive pressures that can have a material effect on the operating performance of the business. Foreseeable events, however, are unlikely to result in a change of projections of a significant nature so as to result in the landing rights’ carrying amounts exceeding their recoverable amounts. These projections have been discounted based on the estimated discount rate applicable to the asset of 6% for 2018, 4% for 2017 and 4% for 2016.